Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2025
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS MARKET TRUST
CIK	dei_EntityCentralIndexKey	0000095603
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Dec. 17, 2024
Effective Date	dei_DocumentEffectiveDate	Dec. 18, 2024
Prospectus Date	rr_ProspectusDate	Dec. 18, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A